Short-Term Investments - Summary of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Short-term investments	$ 129,586	$ 234,256
Money market deposits
Schedule of Investments [Line Items]
Short-term investments	87,468	20,000
Commercial paper
Schedule of Investments [Line Items]
Short-term investments	22,459	179,219
Loans receivable
Schedule of Investments [Line Items]
Short-term investments	$ 19,659	$ 35,037